Note 5 - Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of detailed information about cash and cash equivalents, explanatory [text block]
	As of December 31,
	2025	2024
Cash on hand	$5,555	$6,795
Checking accounts	-	61,475
Demand deposits	100,274,335	21,130,931
Cash in brokerage accounts	4,498,033	-
Time deposits	52,634	16,273,100
	104,830,557	37,472,301
Restricted deposits (Refer to Note 7 and 35)	(5,298,442)	(15,773,099)
	$99,532,115	$21,699,202